Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitment and Contingencies
Total	$ 22,336,092
2016	4,440,947
2017	2,266,742
2018	2,397,224
2019	2,469,765
2020	1,860,340
Thereafter	8,901,074
Long-term debt obligations
Commitment and Contingencies
Total	13,613,686
2016	1,501,079
2017	901,097
2018	1,201,163
2019	1,401,233
2020	1,101,307
Thereafter	7,507,807
Capital lease obligations.
Commitment and Contingencies
Total	166,492
2016	30,849
2017	32,994
2018	36,175
2019	19,503
2020	19,137
Thereafter	27,834
Interest expense on long-term debt and capital lease obligations
Commitment and Contingencies
Total	4,186,257
2016	770,957
2017	714,722
2018	644,542
2019	616,490
2020	476,593
Thereafter	962,953
Satellite-related obligations
Commitment and Contingencies
Total	1,911,033
2016	362,684
2017	336,526
2018	327,197
2019	301,102
2020	241,371
Thereafter	342,153
Operating lease obligations
Commitment and Contingencies
Total	178,918
2016	52,305
2017	32,960
2018	22,563
2019	15,623
2020	10,040
Thereafter	45,427
Purchase obligations
Commitment and Contingencies
Total	2,279,706
2016	1,723,073
2017	248,443
2018	165,584
2019	115,814
2020	11,892
Thereafter	$ 14,900